Earnings (Loss) Per Share Data	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Earnings Per Share Data
Note 15 – Earnings Per Share Data

Basic earnings per share are computed based on the weighted-average number of shares of common stock outstanding during the period.  Diluted earnings per share include the dilutive effect of stock options, warrants and restricted stock awards, as well as convertible debentures.

The following is a reconciliation of the basic and diluted earnings per share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	For the years ended December 31,
	Income (loss)	Common Shares	Per Common
2010:	(Numerator)	(Denominator)	Share Amounts
Basic EPS
Income from continuing operations	$14,464		$0.12
Loss from discontinued operations	(120,573)		(1.04)
Net loss	(106,109)	116,348	$(0.91)
Effect of Dilutive Securities (see below)
4.00% junior subordinated convertible debentures	289	275
Stock options, warrants and awards	-	304
Diluted EPS
Income from continuing operations plus assumed conversions	14,753		$0.13
Loss from discontinued operations	(120,573)		(1.03)
Net loss plus assumed conversions	$(105,820)	116,927	$(0.91)

2009:
Basic EPS
Income from continuing operations	$234,695		$2.00
Loss from discontinued operations	(22,772)		(0.19)
Net income	211,923	117,094	$1.81
Effect of Dilutive Securities
4.00% junior subordinated convertible debentures	284	275
Stock options, warrants and awards	-	408
Diluted EPS
Income from continuing operations plus assumed conversions	234,979		$2.00
Loss from discontinued operations	(22,772)		(0.19)
Net income plus assumed conversions	$212,207	117,777	$1.80

2008:
Basic EPS
Income from continuing operations	$131,301		$1.12
Income from discontinued operations	9,172		0.08
Net income	140,473	117,466	$1.20
Effect of Dilutive Securities
4.00% junior subordinated convertible debentures	279	275
Stock options, warrants and awards	-	572
Diluted EPS
Income from continuing operations plus assumed conversions	131,580		$1.11
Income from discontinued operations	9,172		0.08
Net income plus assumed conversions	$140,752	118,313	$1.19

During the years ended December 31, 2010, 2009 and 2008, the anti-dilutive effect associated with certain stock options, warrants and stock awards was excluded from the computation of diluted EPS, since the exercise price was greater than the average market price of the Company’s common stock during these periods.  The aggregate number of stock options, warrants and stock awards excluded from the computation of the diluted EPS for those years totaled approximately 4.6 million, 6.2 million and 6.5 million, respectively.